UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 06/30/2008

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jennifer Finley
Operations Manager
858-546-1777 ext 16

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______27________

Form 13F Information Table Value Total: __$262973712_____________
								(Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American States Water Co.(AWR) COM              029899101     6284 179869.000SH      SOLE               179869.000
American Water Works           COM              030420103    25714 1159370.00SH      SOLE               1159370.000
Artesian Resources Corp.(ARTNA COM              043113208     4338 235891.000SH      SOLE               235891.000
ASA Limited		       COM              g3156p103    19564 231121.00SH       SOLE               231121.000
Aqua America, Inc.	       COM              03836W103    27140 1699456.00SH	     SOLE               1699456.000
CIA Saneamento Basico ADR      COM              20441A102    25185 492282.00SH       SOLE		492282.000
Connecticut Water Service, Inc COM              207797101     6737 3007621.00SH      SOLE               300761.000
Eastern American Natural Gas(N COM              276217106      527 17100.00SH        SOLE               17100.000
Franklin Electric Co           COM              353514102     7849 202400.00SH       SOLE               202400.000
Mueller Water Products B       COM              624758207    14155 1657552.00SH      SOLE               1657552.000
iShares Silver Trust	       COM              46428Q109    23857 138200.00SH       SOLE               138200.000
iShares Dow Jones US Pharm     COM              464288836      290 6000.00SH         SOLE               6000.000
Mueller Industries, Inc.(MLI)  COM              624756102    24041 746643.00SH       SOLE               746643.000
Pentair, Inc.(PNR)             COM              709631105    15292 436690.00SH       SOLE               436690.000
San Juan Basin Royalty Trust   COM              798241105      305 6600.00SH         SOLE               6600.000
Silver Standard Resources      COM              82823L106    18384 641692.00SH       SOLE               641692.000
Heckman Corp                   COM              422680108    15515 1731607.00SH      SOLE               1731607.000
Statoil ASA ADR                COM              85771P102      377 10090.00SH        SOLE               10090.000
Telefonos de Mexico SA ADR     COM              879403780      243 10280.00SH        SOLE               10280.000
Templeton Global Income Fund   COM              880198106      414 46780.00SH        SOLE               46780.000
United Utilities ADR           COM              91311Q105     1101 40775.00SH        SOLE               40775.000
Watts Water Technologies, Inc. COM              942749102    14427 579421.00SH       SOLE               579421.000
Southwest Water Co.            COM              845331107     9857 983773.00SH       SOLE		983773.000
Valero Energy		       COM              91913Y100      182 4430.00SH         SOLE               4430.000
Japan Smaller Capitalization   COM		47109U104      522 55850.00Sh        SOLE               55850.000
Endeavour Mining Capital Corp  COM              G3040r109      496 68530.00SH        SOLE               68530.000
Telemex Intl ADR               COM		879690105      165 10280.00SH        SOLE               10280.000